VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movement in Property, Plant and Equipment [Roll Forward]
Depreciation	$ (56,081)	$ (46,853)
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	2,706,794
Accumulated depreciation beginning balance	(366,041)
Vessels and equipment, net, beginning balance	2,340,753
Additions	30,351
Depreciation	(46,685)
Cost, ending balance	2,737,145
Accumulated depreciation ending balance	(412,726)
Vessels and equipment, net, ending balance	$ 2,324,419